UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

Annual Report
September 30, 2019

American Customer Satisfaction ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exponential ETFs

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited)

The American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The Fund, via its Index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all U.S. sectors. All equity securities within the Index are listed on a major U.S. stock exchange and measured by the American Customer Satisfaction Index LLC. The information presented in this report relates to the twelve-month period ended September 30, 2019 (the “current fiscal period”).

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the current fiscal period, ACSI generated a total return of 1.86% (NAV) and 1.77% (Market). This compares to the 2.60% total return of its Index, and the 4.25% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Utility, Consumer Staples, and Information Technology were the leading contributors while Industrials, Consumer Discretionary, and Communication Services were the leading detractors.

Reviewing individual stocks, leading contributors included Hersey Co., Motorola Solutions, and Southern Co., most of which had the highest customer satisfaction scores in their aggregate industries. Conversely, leading detractors included FedEx, Netflix, and Ascena Retail Group.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) tracks the EQM Brand Value Index (“BVAL Index” or the “Index”). By tracking the BVAL Index, the Brand Value ETF seeks to identify companies worthy of investment that exhibit a discount of brand and intangible asset value relative to market cap, as well as show operational efficiencies. The strategy uses a rules-based methodology designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S.

For the current fiscal period, BVAL generated a total return of 5.71% (NAV) and 5.72% (Market). This compares to the 6.42% total return of its Index, and the 4.25% total return of the benchmark, the S&P 500, for the same period.

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

Leading contributors to Fund performance include the Consumer Staples, Consumer Discretionary, and Communication Services sectors. From an individual stock perspective, Starbucks, Procter & Gamble, and Hershey Co. were the top contributors.

Leading detractors to Fund performance include the Health Care, Energy, and Industrials sectors. From an individual stock perspective, Macy’s, Kraft Heinz, and CBS Corp. were the top detractors.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) tracks the Reverse Cap Weighted US Large Cap Index (“REVERSE” or the “Index”). The Fund, via its Index, provides exposure to the companies in the S&P 500 Index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the Fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

For the current fiscal period, RVRS generated a total return of 0.46% (NAV) and 0.40% (Market). This compares to the 0.85% total return of the Index, and the 4.25% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Utilities, Information Technology, and Consumer Staples sectors. From an individual stock perspective, Coty, Pulte Group, and Chipotle Mexican Grill were the top contributors.

Leading detractors to Fund performance include the Energy, Consumer Discretionary, and Health Care sectors. From an individual stock perspective, Nektar Therapeutics, Cimarex Energy Co., and Helmerich & Payne were the top detractors.

Must be preceded or accompanied by a prospectus.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund

Exponential ETFs

LETTERS TO SHAREHOLDERS
(Unaudited) (Continued)

incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

The EQM Brand Value Index has a proprietary method of analyzing unrealized value to identify companies whose share value has not been fully recognized by the U.S. markets. The index is rules-based and equally weights constituent companies exhibiting a discount of brand and intangible asset value to market cap and show operational efficiency. Created in 2018, the EQM Brand Value Index is designed to show that brands and intangible assets are key in identifying undervalued companies in the U.S. You cannot invest directly in an index.

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC.

American Customer Satisfaction ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
September 30, 2019	1 Year	(10/31/2016)
American Customer Satisfaction ETF – NAV	1.86%	12.39%
American Customer Satisfaction ETF – Market	1.77%	12.38%
American Customer Satisfaction Investable Index	2.60%	13.27%
S&P 500® Index	4.25%	14.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Brand Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
September 30, 2019	1 Year	(06/12/2017)
Brand Value ETF – NAV	5.71%	6.59%
Brand Value ETF – Market	5.72%	6.60%
BrandTransact 50 Index/EQM Brand Value Index(1)	6.42%	7.50%
EQM Brand Value Index	6.42%	10.38%(2)
S&P 500® Index	4.25%	11.41%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 12, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)
Effective June 1, 2018, the Fund’s investment objective changed to track the performance, before fees and expenses, of the EQM Brand Value Index. Prior to June 1, 2018, the Fund’s investment objective was to track the performance, before fees and expenses, of the BrandTransact 50 Index.  Performance shown for periods prior to June 1, 2018 is that of the BrandTransact 50 Index.

(2)	Performance is shown as of June 1, 2018.

Reverse Cap Weighted U.S. Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
September 30, 2019	1 Year	(10/31/2017)
Reverse Cap Weighted U.S. Large Cap ETF – NAV	0.46%	6.74%
Reverse Cap Weighted U.S. Large Cap ETF – Market	0.40%	6.73%
Reverse Cap Weighted U.S. Large Cap Index	0.85%	7.02%
S&P 500® Index	4.25%	10.05%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Exponential ETFs
PORTFOLIO ALLOCATIONS
As of September 30, 2019 (Unaudited)

American Customer Satisfaction ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	19.4%
Utilities	14.5
Consumer Staples	12.8
Financials	12.6
Communication Services	12.1
Information Technology	11.7
Industrials	10.0
Health Care	4.2
Real Estate	0.8
Materials	0.8
Energy	0.8
Short-Term Investments	0.3
Other Assets in Excess of Liabilities*	0.0
Total	100.0%

Brand Value ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	24.1%
Information Technology	21.3
Consumer Staples	20.2
Financials	12.3
Communication Services	6.1
Industrials	6.0
Health Care	5.9
Energy	3.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets*	0.0
Total	100.0%

*	Represents less than 0.05% of net assets.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2019 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	21.6%
Industrials	14.1
Financials	12.3
Information Technology	11.3
Health Care	9.7
Real Estate	6.9
Energy	6.6
Materials	6.3
Consumer Staples	5.6
Utilities	4.4
Communication Services	1.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 94.8%

	Communication Services – 12.1%
1,031	Alphabet, Inc. – Class C (a)	$1,256,789
465	Altice USA, Inc. – Class A (a)	13,337
20,069	AT&T, Inc.	759,411
9,763	DISH Network Corporation – Class A (a)	332,625
6,566	Motorola Solutions, Inc.	1,118,912
24,892	New York Times Company – Class A	708,924
10,930	T-Mobile US, Inc. (a)	860,956
12,956	Verizon Communications, Inc.	782,024
103,507	Vonage Holdings Corporation (a)	1,169,629
		7,002,607

	Consumer Discretionary – 19.4%
27,400	Bed Bath & Beyond, Inc.	291,536
490	Chipotle Mexican Grill, Inc. (a)	411,830
266	Comcast Corporation – Class A	11,991
2,371	Cracker Barrel Old Country Store, Inc.	385,643
3,000	Darden Restaurants, Inc.	354,660
5,628	Dillard’s, Inc. – Class A	372,067
1,262	Domino’s Pizza, Inc.	308,673
5,480	Etsy, Inc. (a)	309,620
2,552	Expedia Group, Inc.	343,014
37,271	Ford Motor Company	341,402
8,927	General Motors Company	334,584
48,027	Hanesbrands, Inc.	735,774
3,672	Hilton Worldwide Holdings, Inc.	341,900
4,413	Hyatt Hotels Corporation – Class A	325,106
7,208	Kohl’s Corporation	357,949
24,805	L Brands, Inc.	485,930
5,217	Marriott International, Inc. – Class A	648,838
38,589	Michaels Companies, Inc. (a)	377,786
11,303	Nordstrom, Inc.	380,572
888	O’Reilly Automotive, Inc. (a)	353,877
7,934	Papa John’s International, Inc.	415,345
3,850	Starbucks Corporation	340,417
15,176	Texas Roadhouse, Inc.	797,044
5,290	TJX Companies, Inc.	294,865
16,069	TripAdvisor, Inc. (a)	621,549

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 94.8% (Continued)

	Consumer Discretionary – 19.4% (Continued)
800	Ulta Beauty, Inc. (a)	$200,520
9,030	V.F. Corporation	803,580
2,769	Yum! Brands, Inc.	314,088
		11,260,160

	Consumer Staples – 12.8%
9,223	Clorox Company	1,400,697
3,912	Costco Wholesale Corporation	1,127,086
198	CVS Health Corporation	12,488
15,032	General Mills, Inc.	828,564
11,078	Hershey Company	1,716,979
45,175	Keurig Dr Pepper, Inc.	1,234,181
17,713	Kroger Company	456,641
4,474	PepsiCo, Inc.	613,386
100	Walmart, Inc.	11,868
		7,401,890

	Financials – 12.6%
7,753	BB&T Corporation	413,778
13,626	Capital One Financial Corporation	1,239,693
28,657	Charles Schwab Corporation	1,198,722
5,420	Citigroup, Inc.	374,414
7,129	JPMorgan Chase & Company	839,012
24,374	MetLife, Inc.	1,149,478
25,404	Regions Financial Corporation	401,891
19,158	SunTrust Banks, Inc.	1,318,070
7,191	US Bancorp	397,950
		7,333,008

	Health Care – 1.7%
3,848	Humana, Inc.	983,818

	Industrials – 10.0%
22,577	Alaska Air Group, Inc.	1,465,473
397	American Airlines Group, Inc.	10,707
3,234	Delta Air Lines, Inc.	186,278
7,995	FedEx Corporation	1,163,832
40,455	JetBlue Airways Corporation (a)	677,621

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 94.8% (Continued)

	Industrials – 10.0% (Continued)
14,741	Southwest Airlines Company	$796,162
12,575	United Parcel Service, Inc. – Class B	1,506,737
		5,806,810

	Information Technology – 11.7%
847	Amazon.com, Inc. (a)	1,470,316
11,836	Apple, Inc.	2,650,909
66,386	HP, Inc.	1,256,023
5,228	Netflix, Inc. (a)	1,399,117
		6,776,365

	Utilities – 14.5%
4,456	Ameren Corporation	356,703
8,393	Atmos Energy Corporation	955,879
54,587	CenterPoint Energy, Inc.	1,647,436
10,103	Consolidated Edison, Inc.	954,430
6,762	Dominion Energy, Inc.	547,992
4,909	Edison International	370,237
3,269	Entergy Corporation	383,650
3,412	NextEra Energy, Inc.	794,962
17,917	NiSource, Inc.	536,076
2,448	Sempra Energy	361,349
12,552	Southern Company	775,337
6,130	WEC Energy Group, Inc.	582,963
2,592	Xcel Energy, Inc.	168,195
		8,435,209
	TOTAL COMMON STOCKS (Cost $53,153,044)	54,999,867

	EXCHANGE TRADED FUNDS – 4.9%

	Energy – 0.8%
3,723	Energy Select Sector SPDR Fund	220,401
6,801	iShares U.S. Energy ETF	216,000
		436,401

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS – 4.9% (Continued)

	Health Care – 2.5%
8,194	Health Care Select Sector SPDR Fund	$738,525
3,888	iShares U.S. Healthcare ETF	735,026
		1,473,551

	Real Estate – 0.8%
2,514	iShares U.S. Real Estate ETF	235,160
5,993	Real Estate Select Sector SPDR Fund	235,765
		470,925

	Materials – 0.8%
2,471	iShares U.S. Basic Materials ETF	227,999
3,991	Materials Select Sector SPDR Fund	232,277
		460,276
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,812,351)	2,841,153

	SHORT-TERM INVESTMENTS – 0.3%
147,939	First American Government Obligations Fund,
	Class X, 1.87%*	147,939
	TOTAL SHORT-TERM INVESTMENTS (Cost $147,939)	147,939
	TOTAL INVESTMENTS – 100.0% (Cost $56,113,334)	57,988,959
	Other Assets in Excess of Liabilities – 0.0%+	9,957
	NET ASSETS – 100.0%	$57,998,916

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Communication Services – 6.1%
251	Alphabet, Inc. – Class C (a)	$305,969
8,286	AT&T, Inc.	313,542
5,087	Verizon Communications, Inc.	307,052
		926,563

	Consumer Discretionary – 24.1%
7,081	CBS Corporation – Class B	285,860
32,172	Ford Motor Company	294,695
7,724	General Motors Company	289,496
9,383	Harley-Davidson, Inc.	337,507
3,207	Hilton Worldwide Holdings, Inc.	298,604
9,563	La-Z-Boy, Inc.	321,221
2,355	Marriott International, Inc. – Class A	292,891
3,452	NIKE, Inc. – Class B	324,212
3,289	Ralph Lauren Corporation	314,001
2,751	Target Corporation	294,109
2,146	Walt Disney Company	279,667
2,145	Whirlpool Corporation	339,682
		3,671,945

	Consumer Staples – 20.2%
6,567	Campbell Soup Company	308,124
1,801	Clorox Company	273,518
5,307	Coca-Cola Company	288,913
3,953	Colgate-Palmolive Company	290,585
5,450	General Mills, Inc.	300,404
2,785	J.M. Smucker Company	306,406
4,673	Kellogg Company	300,707
2,142	PepsiCo, Inc.	293,668
2,402	Procter & Gamble Company	298,761
17,891	Revlon, Inc. – Class A (a)	420,259
		3,081,345

	Energy – 3.9%
2,519	Chevron Corporation	298,753
4,272	Exxon Mobil Corporation	301,646
		600,399

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 12.3%
2,500	American Express Company	$295,700
10,838	Bank of America Corporation	316,144
3,443	Capital One Financial Corporation	313,244
7,626	Charles Schwab Corporation	318,996
2,694	JPMorgan Chase & Company	317,057
7,127	Morgan Stanley	304,109
		1,865,250

	Health Care – 5.9%
6,151	Bristol-Myers Squibb Company	311,917
2,297	Johnson & Johnson	297,186
8,244	Pfizer, Inc.	296,207
		905,310

	Industrials – 6.0%
10,940	American Airlines Group, Inc.	295,052
18,022	JetBlue Airways Corporation (a)	301,869
3,520	United Airlines Holdings, Inc. (a)	311,203
		908,124

	Information Technology – 21.3%
164	Amazon.com, Inc. (a)	284,689
1,415	Apple, Inc.	316,918
7,452	eBay, Inc.	290,479
1,582	Facebook, Inc. – Class A (a)	281,723
16,121	HP, Inc.	305,009
6,086	Intel Corporation	313,611
2,171	International Business Machines Corporation	315,707
1,032	Mastercard, Inc. – Class A	280,260
2,150	Microsoft Corporation	298,915
6,812	Twitter, Inc. (a)	280,654
1,628	Visa, Inc. – Class A	280,032
		3,247,997
	TOTAL COMMON STOCKS (Cost $15,140,044)	15,206,933

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.2%
24,128	First American Government Obligations Fund,
	Class X, 1.87%*	$24,128
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,128)	24,128
	TOTAL INVESTMENTS – 100.0% (Cost $15,164,172)	15,231,061
	Liabilities in Excess of Other Assets – 0.0%+	(1,001)
	NET ASSETS – 100.0%	$15,230,060

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Communication Services – 1.0%
30	AT&T, Inc.	$1,135
2,154	CenturyLink, Inc.	26,882
10	Charter Communications, Inc. – Class A (a)	4,121
947	DISH Network Corporation – Class A (a)	32,264
59	Motorola Solutions, Inc.	10,054
148	T-Mobile US, Inc. (a)	11,658
21	Verizon Communications, Inc.	1,268
		87,382

	Consumer Discretionary – 21.6%
187	Advance Auto Parts, Inc.	30,930
143	Aptiv plc	12,501
10	AutoZone, Inc. (a)	10,846
281	Best Buy Company, Inc.	19,386
2	Booking Holdings, Inc. (a)	3,925
1,098	BorgWarner, Inc.	40,275
2,437	Capri Holdings, Ltd. (a)	80,811
239	CarMax, Inc. (a)	21,032
332	Carnival Corporation	14,512
450	CBS Corporation – Class B	18,167
16	Chipotle Mexican Grill, Inc. (a)	13,448
31	Comcast Corporation – Class A	1,397
344	D.R. Horton, Inc.	18,132
151	Darden Restaurants, Inc.	17,851
527	Discovery, Inc. – Class A (a)	14,034
278	Discovery, Inc. – Class C (a)	6,844
43	Dollar General Corporation	6,834
101	Dollar Tree, Inc. (a)	11,530
121	Expedia Group, Inc.	16,264
976	Ford Motor Company	8,940
149	Fox Corporation – Class A	4,699
333	Fox Corporation – Class B	10,503
4,786	Gap, Inc.	83,085
288	Garmin, Ltd.	24,391
153	General Motors Company	5,734
224	Genuine Parts Company	22,308
2,467	H&R Block, Inc.	58,271

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 21.6% (Continued)
4,037	Hanesbrands, Inc.	$61,847
1,747	Harley-Davidson, Inc.	62,840
195	Hasbro, Inc.	23,145
115	Hilton Worldwide Holdings, Inc.	10,708
5	Home Depot, Inc.	1,160
1,741	Interpublic Group of Companies, Inc.	37,536
763	Kohl’s Corporation	37,891
4,483	L Brands, Inc.	87,822
1,457	Leggett & Platt, Inc.	59,650
378	Lennar Corporation – Class A	21,111
1,305	LKQ Corporation (a)	41,042
29	Lowe’s Companies, Inc.	3,189
3,967	Macy’s, Inc.	61,647
74	Marriott International, Inc. – Class A	9,203
9	McDonald’s Corporation	1,933
697	MGM Resorts International	19,321
336	Mohawk Industries, Inc. (a)	41,688
2,573	Newell Brands, Inc.	48,167
703	News Corporation – Class A	9,786
2,104	News Corporation – Class B	30,077
31	NIKE, Inc. – Class B	2,912
2,820	Nordstrom, Inc.	94,949
498	Norwegian Cruise Line Holdings, Ltd. (a)	25,781
17	NVR, Inc. (a)	63,195
225	Omnicom Group, Inc.	17,618
25	O’Reilly Automotive, Inc. (a)	9,963
967	PulteGroup, Inc.	35,344
534	PVH Corporation	47,115
628	Ralph Lauren Corporation	59,955
66	Ross Stores, Inc.	7,250
142	Royal Caribbean Cruises, Ltd.	15,383
27	Starbucks Corporation	2,387
1,808	Tapestry, Inc.	47,098
48	Target Corporation	5,132
344	Tiffany & Company	31,865
76	TJX Companies, Inc.	4,236

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 21.6% (Continued)
227	Tractor Supply Company	$20,530
1,932	TripAdvisor, Inc. (a)	74,730
91	Ulta Beauty, Inc. (a)	22,809
992	Under Armour, Inc. – Class A (a)	19,780
1,163	Under Armour, Inc. – Class C (a)	21,085
115	V.F. Corporation	10,234
1,253	Viacom, Inc. – Class B	30,110
8	Walt Disney Company	1,042
223	Whirlpool Corporation	35,314
240	Wynn Resorts, Ltd.	26,093
66	Yum! Brands, Inc.	7,486
		1,985,809
	Consumer Staples – 5.6%
77	Altria Group, Inc.	3,149
351	Archer-Daniels-Midland Company	14,416
412	Brown-Forman Corporation – Class B	25,865
853	Campbell Soup Company	40,023
204	Church & Dwight Company, Inc.	15,349
89	Clorox Company	13,516
26	Coca-Cola Company	1,415
61	Colgate-Palmolive Company	4,484
728	Conagra Brands, Inc.	22,335
45	Constellation Brands, Inc. – Class A	9,328
7	Costco Wholesale Corporation	2,017
9,811	Coty, Inc. – Class A	103,114
58	CVS Health Corporation	3,658
31	Estee Lauder Companies, Inc. – Class A	6,167
161	General Mills, Inc.	8,874
78	Hershey Company	12,089
578	Hormel Foods Corporation	25,276
224	J.M. Smucker Company	24,644
283	Kellogg Company	18,211
53	Kimberly-Clark Corporation	7,529
673	Kraft Heinz Company	18,800
597	Kroger Company	15,391
393	Lamb Weston Holdings, Inc.	28,579

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 5.6% (Continued)
86	McCormick & Company, Inc.	$13,442
543	Molson Coors Brewing Company – Class B	31,222
62	Mondelez International, Inc. – Class A	3,430
234	Monster Beverage Corporation (a)	13,586
10	PepsiCo, Inc.	1,371
36	Philip Morris International, Inc.	2,733
7	Procter & Gamble Company	871
100	Sysco Corporation	7,940
135	Tyson Foods, Inc. – Class A	11,629
139	Walgreens Boots Alliance, Inc.	7,688
15	Walmart, Inc.	1,780
		519,921
	Energy – 6.6%
1,550	Apache Corporation	39,680
1,018	Baker Hughes, a GE Company	23,618
2,203	Cabot Oil & Gas Corporation	38,707
10	Chevron Corporation	1,186
1,605	Cimarex Energy Company	76,944
296	Concho Resources, Inc.	20,098
90	ConocoPhillips	5,128
1,321	Devon Energy Corporation	31,783
193	Diamondback Energy, Inc.	17,353
91	EOG Resources, Inc.	6,754
15	Exxon Mobil Corporation	1,059
960	Halliburton Company	18,096
1,795	Helmerich & Payne, Inc.	71,926
273	Hess Corporation	16,511
812	HollyFrontier Corporation	43,556
358	Kinder Morgan, Inc.	7,378
2,335	Marathon Oil Corporation	28,650
161	Marathon Petroleum Corporation	9,781
1,534	National Oilwell Varco, Inc.	32,521
1,182	Noble Energy, Inc.	26,548
157	Occidental Petroleum Corporation	6,982
136	ONEOK, Inc.	10,022
72	Phillips 66	7,373

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Energy – 6.6% (Continued)
113	Pioneer Natural Resources Company	$14,212
179	Schlumberger, Ltd.	6,116
1,101	TechnipFMC plc	26,578
115	Valero Energy Corporation	9,803
430	Williams Companies, Inc.	10,346
		608,709

	Financials – 12.3%
929	Affiliated Managers Group, Inc.	77,432
149	Aflac, Inc.	7,796
79	Allstate Corporation	8,586
29	American Express Company	3,430
110	American International Group, Inc.	6,127
120	Ameriprise Financial, Inc.	17,652
31	Aon plc	6,001
191	Arthur J. Gallagher & Company	17,108
307	Assurant, Inc.	38,627
45	Bank of America Corporation	1,313
184	Bank of New York Mellon Corporation	8,319
160	BB&T Corporation	8,539
3	Berkshire Hathaway, Inc. – Class B (a)	624
14	BlackRock, Inc.	6,239
79	Capital One Financial Corporation	7,187
185	Cboe Global Markets, Inc.	21,258
157	Charles Schwab Corporation	6,567
24	Chubb, Ltd.	3,875
144	Cincinnati Financial Corporation	16,800
29	Citigroup, Inc.	2,003
558	Citizens Financial Group, Inc.	19,736
16	CME Group, Inc.	3,381
498	Comerica, Inc.	32,863
136	Discover Financial Services	11,028
658	E*TRADE Financial Corporation	28,748
116	Everest Re Group, Ltd.	30,866
556	Fifth Third Bancorp	15,223
217	First Republic Bank	20,984
1,418	Franklin Resources, Inc.	40,923

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 12.3% (Continued)
346	Globe Life, Inc.	$33,133
20	Goldman Sachs Group, Inc.	4,145
222	Hartford Financial Services Group, Inc.	13,455
1,530	Huntington Bancshares, Inc.	21,833
58	Intercontinental Exchange, Inc.	5,352
2,941	Invesco, Ltd.	49,821
8	JPMorgan Chase & Company	942
1,030	KeyCorp	18,375
465	Lincoln National Corporation	28,049
462	Loews Corporation	23,784
93	M&T Bank Corporation	14,691
44	MarketAxess Holdings, Inc.	14,410
56	Marsh & McLennan Companies, Inc.	5,603
163	MetLife, Inc.	7,687
36	Moody’s Corporation	7,374
131	Morgan Stanley	5,590
58	MSCI, Inc.	12,629
232	Nasdaq, Inc.	23,049
168	Northern Trust Corporation	15,678
3,348	People’s United Financial, Inc.	52,346
37	PNC Financial Services Group, Inc.	5,186
379	Principal Financial Group, Inc.	21,656
84	Progressive Corporation	6,489
93	Prudential Financial, Inc.	8,365
362	Raymond James Financial, Inc.	29,851
1,323	Regions Financial Corporation	20,930
15	S&P Global, Inc.	3,675
291	State Street Corporation	17,224
166	SunTrust Banks, Inc.	11,421
139	SVB Financial Group (a)	29,044
442	Synchrony Financial	15,068
92	T. Rowe Price Group, Inc.	10,511
49	Travelers Companies, Inc.	7,286
1,955	Unum Group	58,103
71	US Bancorp	3,929
35	Wells Fargo & Company	1,765

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 12.3% (Continued)
57	Willis Towers Watson plc	$10,999
981	Zions Bancorporation	43,674
		1,132,357

	Health Care – 9.7%
23	Abbott Laboratories	1,924
36	AbbVie, Inc.	2,726
179	ABIOMED, Inc. (a)	31,842
166	Agilent Technologies, Inc.	12,721
121	Alexion Pharmaceuticals, Inc. (a)	11,851
128	Align Technology, Inc. (a)	23,158
33	Allergan plc	5,554
257	AmerisourceBergen Corporation	21,159
11	Amgen, Inc.	2,129
16	Anthem, Inc.	3,842
72	Baxter International, Inc.	6,298
16	Becton Dickinson and Company	4,047
32	Biogen, Inc. (a)	7,450
111	Boston Scientific Corporation (a)	4,517
77	Bristol-Myers Squibb Company	3,905
473	Cardinal Health, Inc.	22,321
44	Celgene Corporation (a)	4,369
323	Centene Corporation (a)	13,973
209	Cerner Corporation	14,248
36	Cigna Corporation	5,464
63	Cooper Companies, Inc.	18,711
23	Danaher Corporation	3,322
854	DaVita, Inc. (a)	48,738
506	DENTSPLY SIRONA, Inc.	26,975
28	Edwards Lifesciences Corporation (a)	6,157
27	Eli Lilly & Company	3,019
63	Gilead Sciences, Inc.	3,993
67	HCA Healthcare, Inc.	8,068
499	Henry Schein, Inc. (a)	31,687
441	Hologic, Inc. (a)	22,266
26	Humana, Inc.	6,647
41	IDEXX Laboratories, Inc. (a)	11,149

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Health Care – 9.7% (Continued)
25	Illumina, Inc. (a)	$7,605
259	Incyte Corporation (a)	19,226
9	Intuitive Surgical, Inc. (a)	4,859
67	IQVIA Holdings, Inc. (a)	10,008
4	Johnson & Johnson	518
101	Laboratory Corporation of America Holdings (a)	16,968
75	McKesson Corporation	10,249
19	Medtronic plc	2,064
16	Merck & Company, Inc.	1,347
25	Mettler-Toledo International, Inc. (a)	17,610
1,347	Mylan NV (a)	26,644
5,737	Nektar Therapeutics (a)	104,499
375	PerkinElmer, Inc.	31,939
925	Perrigo Company plc	51,698
33	Pfizer, Inc.	1,186
200	Quest Diagnostics, Inc.	21,406
43	Regeneron Pharmaceuticals, Inc. (a)	11,928
104	ResMed, Inc.	14,051
18	Stryker Corporation	3,893
50	Teleflex, Inc.	16,988
8	Thermo Fisher Scientific, Inc.	2,330
2	UnitedHealth Group, Inc.	435
163	Universal Health Services, Inc. – Class B	24,246
263	Varian Medical Systems, Inc. (a)	31,321
42	Vertex Pharmaceuticals, Inc. (a)	7,116
93	Waters Corporation (a)	20,760
75	WellCare Health Plans, Inc. (a)	19,438
74	Zimmer Biomet Holdings, Inc.	10,158
38	Zoetis, Inc.	4,734
		889,454

	Industrials – 14.1%
22	3M Company	3,617
922	A.O. Smith Corporation	43,989
593	Alaska Air Group, Inc.	38,492
320	Allegion plc	33,168
904	American Airlines Group, Inc.	24,381

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 14.1% (Continued)
161	AMETEK, Inc.	$14,783
1,112	Arconic, Inc.	28,912
3	Boeing Company	1,141
326	C.H. Robinson Worldwide, Inc.	27,638
36	Caterpillar, Inc.	4,547
51	Cintas Corporation	13,673
219	Copart, Inc. (a)	17,592
81	CSX Corporation	5,611
78	Cummins, Inc.	12,688
37	Deere & Company	6,241
151	Delta Air Lines, Inc.	8,697
220	Dover Corporation	21,903
100	Eaton Corporation plc	8,315
134	Emerson Electric Company	8,959
111	Equifax, Inc.	15,614
318	Expeditors International of Washington, Inc.	23,624
509	Fastenal Company	16,629
39	FedEx Corporation	5,677
1,145	Flowserve Corporation	53,483
215	Fortive Corporation	14,740
780	Fortune Brands Home & Security, Inc.	42,666
30	General Dynamics Corporation	5,482
422	General Electric Company	3,773
15	Honeywell International, Inc.	2,538
148	Huntington Ingalls Industries, Inc.	31,345
134	IDEX Corporation	21,960
158	IHS Markit, Ltd. (a)	10,567
42	Illinois Tool Works, Inc.	6,573
83	Ingersoll-Rand plc	10,226
279	J.B. Hunt Transport Services, Inc.	30,871
251	Jacobs Engineering Group, Inc.	22,966
201	Johnson Controls International plc	8,822
174	Kansas City Southern	23,144
29	L3Harris Technologies, Inc.	6,051
7	Lockheed Martin Corporation	2,730
578	Masco Corporation	24,091
1,819	Nielsen Holdings plc	38,654

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 14.1% (Continued)
35	Norfolk Southern Corporation	$6,288
15	Northrop Grumman Corporation	5,622
181	PACCAR, Inc.	12,672
75	Parker-Hannifin Corporation	13,546
1,313	Pentair plc	49,631
1,750	Quanta Services, Inc.	66,150
29	Raytheon Company	5,690
174	Republic Services, Inc.	15,060
1	Resideo Technologies, Inc. (a)	14
868	Robert Half International, Inc.	48,313
96	Rockwell Automation, Inc.	15,821
1,798	Rollins, Inc.	61,258
20	Roper Technologies, Inc.	7,132
231	Snap-on, Inc.	36,161
222	Southwest Airlines Company	11,990
101	Stanley Black & Decker, Inc.	14,585
586	Textron, Inc.	28,691
21	TransDigm Group, Inc. (a)	10,934
15	Union Pacific Corporation	2,430
178	United Airlines Holdings, Inc. (a)	15,737
29	United Parcel Service, Inc. – Class B	3,475
276	United Rentals, Inc. (a)	34,400
21	United Technologies Corporation	2,867
66	Verisk Analytics, Inc.	10,437
85	W.W. Grainger, Inc.	25,258
342	Wabtec Corporation	24,576
52	Waste Management, Inc.	5,980
264	Xylem, Inc.	21,020
		1,302,311

	Information Technology – 11.3%
12	Accenture plc – Class A	2,308
127	Activision Blizzard, Inc.	6,721
7	Adobe, Inc. (a)	1,934
312	Advanced Micro Devices, Inc. (a)	9,045
208	Akamai Technologies, Inc. (a)	19,007
448	Alliance Data Systems Corporation	57,402

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 11.3% (Continued)
124	Amphenol Corporation- Class A	$11,966
63	Analog Devices, Inc.	7,039
72	ANSYS, Inc. (a)	15,938
1	Apple, Inc.	224
127	Applied Materials, Inc.	6,337
97	Arista Networks, Inc. (a)	23,175
59	Autodesk, Inc. (a)	8,714
21	Automatic Data Processing, Inc.	3,390
8	Broadcom, Inc.	2,209
150	Broadridge Financial Solutions, Inc.	18,665
219	Cadence Design Systems, Inc. (a)	14,472
100	CDW Corporation	12,324
28	Cisco Systems, Inc.	1,383
265	Citrix Systems, Inc.	25,578
135	Cognizant Technology Solutions Corporation – Class A	8,136
508	Corning, Inc.	14,488
946	DXC Technology Company	27,907
228	eBay, Inc.	8,887
103	Electronic Arts, Inc. (a)	10,075
274	F5 Networks, Inc. (a)	38,475
4	Facebook, Inc. – Class A (a)	712
24	Fidelity National Information Services, Inc.	3,186
43	Fiserv, Inc. (a)	4,454
38	FleetCor Technologies, Inc. (a)	10,898
824	FLIR Systems, Inc.	43,334
310	Fortinet, Inc. (a)	23,796
168	Gartner, Inc. (a)	24,022
61	Global Payments, Inc.	9,699
1,046	Hewlett Packard Enterprise Company	15,868
537	HP, Inc.	10,160
24	Intel Corporation	1,237
16	International Business Machines Corporation	2,327
15	Intuit, Inc.	3,989
448	IPG Photonics Corporation (a)	60,749
173	Jack Henry & Associates, Inc.	25,253
1,440	Juniper Networks, Inc.	35,640
162	Keysight Technologies, Inc. (a)	15,754

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 11.3% (Continued)
81	KLA Corporation	$12,915
39	Lam Research Corporation	9,013
280	Leidos Holdings, Inc.	24,046
5	Mastercard, Inc. – Class A	1,358
330	Maxim Integrated Products, Inc.	19,110
150	Microchip Technology, Inc.	13,936
110	Micron Technology, Inc. (a)	4,713
1	Microsoft Corporation	139
435	NetApp, Inc.	22,842
5	Netflix, Inc. (a)	1,338
15	NVIDIA Corporation	2,611
47	Oracle Corporation	2,586
129	Paychex, Inc.	10,677
21	PayPal Holdings, Inc. (a)	2,176
435	Qorvo, Inc. (a)	32,251
38	QUALCOMM, Inc.	2,899
16	salesforce.com, Inc. (a)	2,375
416	Seagate Technology plc	22,377
266	Skyworks Solutions, Inc.	21,081
853	Symantec Corporation	20,156
91	Synopsys, Inc. (a)	12,490
150	Take-Two Interactive Software, Inc. (a)	18,801
96	TE Connectivity, Ltd.	8,945
20	Texas Instruments, Inc.	2,585
184	Twitter, Inc. (a)	7,581
67	VeriSign, Inc. (a)	12,638
5	Visa, Inc. – Class A	860
250	Western Digital Corporation	14,910
1,317	Western Union Company	30,515
1,682	Xerox Holdings Corporation	50,309
102	Xilinx, Inc.	9,782
		1,044,892

	Materials – 6.3%
25	Air Products & Chemicals, Inc.	5,546
687	Albemarle Corporation	47,760
1,840	Amcor plc	17,940

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Materials – 6.3% (Continued)
266	Avery Dennison Corporation	$30,210
142	Ball Corporation	10,339
169	Celanese Corporation	20,667
564	CF Industries Holdings, Inc.	27,749
482	Corteva, Inc.	13,496
209	Dow, Inc.	9,959
71	DuPont de Nemours, Inc.	5,063
459	Eastman Chemical Company	33,888
28	Ecolab, Inc.	5,545
291	FMC Corporation	25,515
2,325	Freeport-McMoRan, Inc.	22,250
194	International Flavors & Fragrances, Inc.	23,802
472	International Paper Company	19,739
16	Linde plc	3,100
174	LyondellBasell Industries NV – Class A	15,568
69	Martin Marietta Materials, Inc.	18,913
2,163	Mosaic Company	44,341
238	Newmont Goldcorp Corporation	9,025
383	Nucor Corporation	19,499
305	Packaging Corporation of America	32,361
91	PPG Industries, Inc.	10,784
1,197	Sealed Air Corporation	49,687
12	Sherwin-Williams Company	6,598
105	Vulcan Materials Company	15,880
917	WestRock Company	33,425
		578,649

	Real Estate – 6.9%
111	Alexandria Real Estate Equities, Inc.	17,098
12	American Tower Corporation	2,654
730	Apartment Investment &
	Management Company – Class A	38,062
45	AvalonBay Communities, Inc.	9,690
120	Boston Properties, Inc.	15,559
298	CBRE Group, Inc. – Class A (a)	15,797
33	Crown Castle International Corporation	4,587
86	Digital Realty Trust, Inc.	11,164

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Real Estate – 6.9% (Continued)
727	Duke Realty Corporation	$24,696
10	Equinix, Inc.	5,768
111	Equity Residential	9,575
41	Essex Property Trust, Inc.	13,393
157	Extra Space Storage, Inc.	18,341
233	Federal Realty Investment Trust	31,721
470	HCP, Inc.	16,746
1,432	Host Hotels & Resorts, Inc.	24,759
930	Iron Mountain, Inc.	30,123
1,844	Kimco Realty Corporation	38,503
2,896	Macerich Company	91,485
153	Mid-America Apartment Communities, Inc.	19,891
64	Prologis, Inc.	5,454
30	Public Storage	7,358
159	Realty Income Corporation	12,192
388	Regency Centers Corporation	26,962
38	SBA Communications Corporation	9,164
44	Simon Property Group, Inc.	6,849
539	SL Green Realty Corporation	44,063
417	UDR, Inc.	20,216
139	Ventas, Inc.	10,151
455	Vornado Realty Trust	28,970
85	Welltower, Inc.	7,705
549	Weyerhaeuser Company	15,207
		633,903

	Utilities – 4.4%
1,872	AES Corporation	30,588
449	Alliant Energy Corporation	24,215
203	Ameren Corporation	16,250
70	American Electric Power Company, Inc.	6,558
101	American Water Works Company, Inc.	12,547
207	Atmos Energy Corporation	23,575
713	CenterPoint Energy, Inc.	21,518
260	CMS Energy Corporation	16,627
107	Consolidated Edison, Inc.	10,108
61	Dominion Energy, Inc.	4,943

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Utilities – 4.4% (Continued)
96	DTE Energy Company	$12,764
46	Duke Energy Corporation	4,410
161	Edison International	12,143
113	Entergy Corporation	13,262
302	Evergy, Inc.	20,101
134	Eversource Energy	11,453
129	Exelon Corporation	6,232
248	FirstEnergy Corporation	11,961
12	NextEra Energy, Inc.	2,796
907	NiSource, Inc.	27,137
808	NRG Energy, Inc.	31,997
295	Pinnacle West Capital Corporation	28,636
456	PPL Corporation	14,359
159	Public Service Enterprise Group, Inc.	9,871
52	Sempra Energy	7,676
78	Southern Company	4,818
107	WEC Energy Group, Inc.	10,176
131	Xcel Energy, Inc.	8,501
		405,222
	TOTAL COMMON STOCKS (Cost $9,989,270)	9,188,609

	SHORT-TERM INVESTMENTS – 0.1%
12,066	First American Government Obligations Fund,
	Class X, 1.87%*	12,066
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,066)	12,066
	TOTAL INVESTMENTS – 99.9% (Cost $10,001,336)	9,200,675
	Other Assets in Excess of Liabilities – 0.1%	11,384
	NET ASSETS – 100.0%	$9,212,059

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2019.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
ASSETS
Investments in
securities, at value*	$57,988,959	$15,231,061	$9,200,675
Dividends and interest receivable	41,680	7,063	12,936
Cash	—	—	679
Total assets	$58,030,639	$15,238,124	$9,214,290

LIABILITIES
Management fees payable	31,723	8,064	2,231
Total liabilities	31,723	8,064	2,231

NET ASSETS	$57,998,916	$15,230,060	$9,212,059

Net assets consist of:
Paid-in capital	$57,653,644	$15,450,323	$10,236,500
Total distributable earnings
(accumulated deficit)	345,272	(220,263)	(1,024,441)
Net assets	$57,998,916	$15,230,060	$9,212,059

Net asset value:
Net assets	$57,998,916	$15,230,060	$9,212,059
Shares outstanding^	1,700,000	900,000	550,000
Net asset value, offering and
redemption price per share	$34.12	$16.92	$16.75

* Identified Cost:
Investment in securities	$56,113,334	$15,164,172	$10,001,336

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
INCOME
Dividends*	$1,270,591	$252,812	$180,703
Interest	1,804	271	318
Total investment income	1,272,395	253,083	181,021

EXPENSES
Management fees	368,779	65,764	25,413
Total expenses	368,779	65,764	25,413
Net investment
income (loss)	903,616	187,319	155,608

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on investments	5,106,590	993,368	812,775
Change in unrealized appreciation
(depreciation) on investments	(4,906,985)	(92,584)	(755,788)
Net realized and unrealized
gain (loss) on investments	199,605	900,784	56,987
Net increase (decrease)
in net assets resulting
from operations	$1,103,221	$1,088,103	$212,595

*	Net of foreign taxes withheld of $0, $0, and $20, respectively.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
OPERATIONS
Net investment income (loss)	$903,616	$696,954
Net realized gain (loss) on investments	5,106,590	2,580,370
Change in unrealized appreciation
(depreciation) of investments	(4,906,985)	5,069,531
Net increase (decrease) in net assets
resulting from operations	1,103,221	8,346,855

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(778,066)	(554,908)
Total distributions to shareholders	(778,066)	(554,908)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,660,945	21,207,600
Transaction fees (Note 6)	—	27
Payments for shares redeemed	(34,834,770)	(12,000,775)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	(173,825)	9,206,852
Net increase (decrease) in net assets	$151,330	$16,998,799

NET ASSETS
Beginning of year	$57,847,586	$40,848,787
End of year	$57,998,916	$57,847,586

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
	Shares	Shares
Subscriptions	1,050,000	675,000
Redemptions	(1,050,000)	(375,000)
Net increase (decrease)	—	300,000

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
OPERATIONS
Net investment income (loss)	$187,319	$88,663
Net realized gain (loss) on investments	993,368	82,533
Change in unrealized appreciation
(depreciation) of investments	(92,584)	156,711
Net increase (decrease) in net assets
resulting from operations	1,088,103	327,907

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(104,439)	(19,062)
Total distributions to shareholders	(104,439)	(19,062)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,513,920	6,281,480
Payments for shares redeemed	(5,974,115)	(2,388,130)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	8,539,805	3,893,350
Net increase (decrease) in net assets	$9,523,469	$4,202,195

NET ASSETS
Beginning of year	$5,706,591	$1,504,396
End of year	$15,230,060	$5,706,591

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
	Shares	Shares
Subscriptions	900,000	400,000
Redemptions	(350,000)	(150,000)
Net increase (decrease)	550,000	250,000

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30, 2019	September 30, 2018*
OPERATIONS
Net investment income (loss)	$155,608	$54,293
Net realized gain (loss) on investments	812,775	393,018
Change in unrealized appreciation
(depreciation) of investments	(755,788)	(44,873)
Net increase (decrease) in net assets
resulting from operations	212,595	402,438

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(88,215)	(5,149)
Total distributions to shareholders	(88,215)	(5,149)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,069,455	8,772,570
Payments for shares redeemed	(9,883,650)	(3,267,985)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	3,185,805	5,504,585
Net increase (decrease) in net assets	$3,310,185	$5,901,874

NET ASSETS
Beginning of year/period	$5,901,874	$—
End of year/period	$9,212,059	$5,901,874

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	September 30, 2019	September 30, 2018*
	Shares	Shares
Subscriptions	800,000	550,000
Redemptions	(600,000)	(200,000)
Net increase (decrease)	200,000	350,000

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2019	2018	2017(1)
Net asset value,
beginning of year/period	$34.03	$29.18	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.52	0.45	0.40
Net realized and unrealized
gain (loss) on investments	0.03 (7)	4.77	3.83
Total from investment operations	0.55	5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.46)	(0.37)	(0.05)
Total distributions	(0.46)	(0.37)	(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fee	—	0.00 (6)	—

Net asset value, end of year/period	$34.12	$34.03	$29.18

Total return	1.86%	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
year/period (000’s)	$57,999	$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	1.59%	1.41%	1.56	%(4)

Portfolio turnover rate(5)	36%	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.
(7)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2019	2018	2017(1)
Net asset value,
beginning of year/period	$16.30	$15.04	$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.30	0.40	0.07
Net realized and unrealized
gain (loss) on investments	0.58	0.99	(0.04)
Total from investment operations	0.88	1.39	0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.26)	(0.13)	—
Total distributions	(0.26)	(0.13)	—

CAPITAL SHARE TRANSACTIONS:
Transaction fee	—	—	0.01

Net asset value, end of year/period	$16.92	$16.30	$15.04

Total return	5.71%	9.25%	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
year/period (000’s)	$15,230	$5,707	$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65%	0.65	%(4)
Net investment income (loss)
to average net assets	1.85%	2.55%	1.54	%(4)

Portfolio turnover rate(5)	47%	86%	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended		Period Ended
	September 30,		September 30,
	2019		2018(1)
Net asset value,
beginning of year/period	$16.86		$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.29		0.25
Net realized and unrealized
gain (loss) on investments	(0.24	)(6)	1.66
Total from investment operations	0.05		1.91

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.16)		(0.05)
Total distributions	(0.16)		(0.05)
Net asset value, end of year/period	$16.75		$16.86

Total return	0.46%		12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$9,212		$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%		0.29	%(4)
Net investment income (loss)
to average net assets	1.80%		1.66	%(4)

Portfolio turnover rate(5)	24%		36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investment objective of the Brand Value ETF is to track the performance, before fees and expenses, of the EQM Brand Value Index. The investment objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, Brand Value ETF commenced operations on June 12, 2017, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

The end of the reporting period for the Funds is September 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended September 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$54,999,867	$—	$—	$54,999,867
Exchange Traded Funds	2,841,153	—	—	2,841,153
Short-Term Investments	147,939	—	—	147,939
Total Investments
in Securities	$57,988,959	$—	$—	$57,988,959

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,206,933	$—	$—	$15,206,933
Short-Term Investments	24,128	—	—	24,128
Total Investments
in Securities	$15,231,061	$—	$—	$15,231,061

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,188,609	$—	$—	$9,188,609
Short-Term Investments	12,066	—	—	12,066
Total Investments
in Securities	$9,200,675	$—	$—	$9,200,675

^	See Schedule of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
American Customer Satisfaction ETF	$(6,665,324)	$6,665,324
Brand Value ETF	(1,217,101)	1,217,101
Reverse Cap Weighted U.S. Large Cap ETF	(1,112,303)	1,112,303

During the fiscal year ended September 30, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

American Customer Satisfaction ETF	$6,665,324
Brand Value ETF	1,217,107
Reverse Cap Weighted U.S. Large Cap ETF	1,112,303

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in each Funds’ financial statements.

J.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investments Advisory, L.P. doing business as Exponential ETFs (the “Advisor”), serves as the investment advisor to the Funds and Index provider to American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, American Customer Satisfaction ETF and Brand Value ETF pay the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$20,624,650	$20,419,870
Brand Value ETF	4,975,009	4,858,064
Reverse Cap Weighted U.S. Large Cap ETF	2,473,082	2,074,810

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$34,370,479	$34,702,130
Brand Value ETF	14,416,716	5,922,272
Reverse Cap Weighted U.S. Large Cap ETF	12,654,517	9,782,698

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
Tax cost of investments	$57,065,444	$15,229,748	$10,153,230
Gross tax unrealized appreciation	$4,919,926	$454,971	$147,934
Gross tax unrealized depreciation	(3,996,411)	(453,658)	(1,100,489)
Net tax unrealized
appreciation (depreciation)	923,515	1,313	(952,555)
Undistributed ordinary income	700,528	155,758	116,537
Undistributed long term
capital gains	—	—	—
Accumulated gain (loss)	700,528	155,758	116,537
Other accumulated gain (loss)	(1,278,771)	(377,334)	(188,423)
Distributable earnings
(accumulated deficit)	$345,272	$(220,263)	$(1,024,441)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2019, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$665,232	$613,539
Brand Value ETF	294,182	83,152
Reverse Cap Weighted U.S. Large Cap ETF	146,843	41,580

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2019 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$778,066	$—
Brand Value ETF	104,439	—
	88,215	—

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2018 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$554,908	$—
Brand Value ETF	19,062	—
Reverse Cap Weighted U.S. Large Cap ETF	5,149	—

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF are listed and trade on the Cboe BZX Exchange, Inc. (“Cboe”) and shares of Brand Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF and Brand Value ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Continued)

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company act of 1940. As of the end of the reporting period, a shareholder holds more than 25% of the total outstanding shares of American Customer Satisfaction ETF.

NOTE 8 – PRINCIPAL RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Investment Company Risk. The American Customer Satisfaction ETF invests in investments companies. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Exponential ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap
Weighted U.S. Large Cap ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap Weighted U.S. Large Cap ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the three periods in the period then ended for American Customer Satisfaction ETF and Brand Value ETF and for each of the two periods in the period then ended for Reverse Cap Weighted U.S. Large Cap ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2019

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	52	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series
	Audit		(2000–2011).		(39 portfolios)
	Committee				(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	52	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series
(39 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	52	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser)		(since 2018).
(2000–2013); Executive Vice
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	52	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment Management
		Chairman	(2011–2013).
since
2013

Exponential ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since 2019	Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since 2014	Services, LLC (2012-2019); Associate, Thompson Hine
	Secretary	(other roles	LLP (law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

Jason Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1987	Treasurer	term;	LLC (since 2019); Officer, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2019).

The Statement of Additional Information (”SAI”) includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Exponential ETFs

EXPENSE EXAMPLES
For the Six-Months Ended September 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Exponential ETFs

EXPENSE EXAMPLES
For the Six-Months Ended September 30, 2019 (Unaudited) (Continued)

American Customer Satisfaction ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During the Period(1)
Actual	$1,000.00	$1,045.40	$3.33
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

Brand Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During the Period(1)
Actual	$1,000.00	$1,076.80	$3.38
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 183/365, to reflect one-half year period.

Reverse Cap Weighted U.S. Large Cap ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2019	September 30, 2019	During the Period(2)
Actual	$1,000.00	$1,016.30	$1.49
Hypothetical (5% annual	$1,000.00	$1,023.59	$1.49
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.294%, multiplied by the average account value during the period, multiplied by 183/365, to reflect one-half year period.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the continuation of the investment Advisory Agreement (the “Agreement”) between CSat Investment Advisory, L.P. (d/b/a Exponential ETFs) (the “Adviser” or “Exponential”) and the Trust, on behalf of the American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap Weight U.S. Large Cap ETF (each, a “Fund”, and together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Funds; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects the economies of scale (if any) for the benefit of the respective Fund’s shareholders; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided oral information at the meeting about each Fund, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel, operations, and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer, as well as recent enhancements made to the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

series of questions which included, among other things, information about the background and experience of the firm’s key personnel.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was the index provider for ACSI and RVRS. The Board considered that, because the Adviser is the index provider to such Funds, the Adviser may have certain conflicts of interest with respect to its management of each such index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of March 31, 2019 and June 30, 2019 in the Materials. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

American Customer Satisfaction ETF: The Board noted that for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, the Fund slightly underperformed its underlying index before fees and expenses, and for the one-year period ended March 31, 2019, the Fund had underperformed the median for funds in the universe of US Large Blend ETFs as reported by Morningstar, although the Fund’s return was well within the range of funds in such category. The Board further noted that, for the one-year period ended March 31, 2019, the Fund’s index and the Fund underperformed the S&P 500 Index. However, the Board noted that the Fund had only been operational for less than three years, which was too short a time by which to judge how the Fund would perform over a full market cycle.

Brand Value ETF: The Board noted that for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, the Fund underperformed its underlying index before fees and expenses, and for the one-year period ended March 31, 2019, the Fund had underperformed the median for funds in the universe of US Large Value ETFs as reported by Morningstar and significantly underperformed the S&P 500 Index. However, the Board noted that the Fund had only been operational for just over two years, which was too short a time by which to judge how the Fund would perform over a full market cycle.

Reverse Cap Weighted U.S. Large Cap ETF: The Board noted that for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, the Fund performed in line with its underlying index before fees and expenses, and for the one-year period ended March 31, 2019, the Fund had significantly outperformed the median for funds in the universe of US Mid-Cap Value ETFs as reported by Morningstar, although the Fund’s return trailed that of the S&P 500 Index.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to an appropriate universe of peer funds (each, a “Category Peer Group”) and a group of competitors identified by the Adviser (each, a “Competitor Peer Group”) as follows:

American Customer Satisfaction ETF: The Board compared the Fund’s expense ratio to those of the universe of the US Large Blend ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was significantly higher than the median but within the range for its Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low cost index-based ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board also considered that the Fund’s expense ratio was slightly higher than the average expense ratio for funds in the Competitor Peer Group.

Brand Value ETF: The Board compared the Fund’s expense ratio to those of the universe of the US Large Value ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was significantly higher than the median but within the range for its Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low cost index-based ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board also considered that the Fund’s expense ratio was slightly higher than the average expense ratio for funds in the Competitor Peer Group.

Reverse Cap Weighted U.S. Large Cap ETF: The Board compared the Fund’s expense ratio to those of the universe of the US Mid-Cap Value ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was lower than the median for its Category Peer Group and in line with the average expense ratio for funds in the Competitor Peer Group.

The Board took into consideration that the advisory fee for each of the Funds was a “unified fee,” meaning each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Exponential ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

American Customer Satisfaction ETF	100.00%
Brand Value ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	96.85%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2019 was as follows:

American Customer Satisfaction ETF	100.00%
Brand Value ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	96.07%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction ETF	0.00%
Brand Value ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their respective websites at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com daily.

Exponential ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on each Fund’s website at www.acsietf.com,  www.brandvalueetf.com and www.reverseetf.com.

 (This Page Intentionally Left Blank.)

Advisor
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider
Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Reverse Cap Weighted U.S. Large Cap ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Reverse Cap Weighted U.S. Large Cap ETF
Symbol – RVRS
CUSIP – 26922A685

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and other fees by the principal accountant.

American Customer Satisfaction ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Brand Value ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

American Customer Satisfaction ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Brand Value ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Reverse Cap Weighted U.S. Large Cap ETF
	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

American Customer Satisfaction ETF
Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Brand Value ETF
Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF
Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Janet D. Olsen, David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title)*        /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    December 6, 2019

By (Signature and Title)*        /s/Kristen M. Weitzel
Kristen M. Weitzel Treasurer (principal financial officer)

Date    December 6, 2019